Other non-current assets - Provision for other loans receivable (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Other non-current assets
Balance at the beginning of year	¥ 10,944	$ 1,587	¥ 9,852	¥ 1,181
Addition	1,894	275	1,633	8,805
Reversal	(4,873)	(707)	(541)	(428)
Balance at the end of year	7,965	$ 1,155	10,944	9,852
Net provision for other loans receivable	¥ 2,979		1,092
Accounting standards update
Other non-current assets
Balance at the beginning of year			¥ 294
Balance at the end of year				¥ 294